Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2025
Gross carrying value
Opening Balance	$ 13,174,382	$ 12,048,270	$ 12,048,270	$ 10,280,540
Additions			3,985,366	1,767,730	2,852,158
Disposals			(495,932)
Adjustments
Acquisition through business combination					7,428,382
Ending balance	15,537,704	13,174,382	15,537,704	12,048,270	10,280,540
Accumulated depreciation and impairment loss
Opening Balance	2,054,152	1,590,684	1,590,684	680,013
Charge for the year			1,234,193	910,671	680,013
Derecognised on ‘Disposals		(149,114)	(188,868)
Ending balance	2,636,010	2,054,152	2,636,010	1,590,684	680,013
Net block	12,901,695	11,120,230	12,901,695	10,457,586	9,600,527	$ 13,193,276
Previously Reported [Member]
Accumulated depreciation and impairment loss
Net block				10,457,586
Rights of use of assets - office premises [Member]
Gross carrying value
Opening Balance		513,854	513,854	486,531
Additions			723,650	27,323	461,420
Disposals			(495,932)
Adjustments
Acquisition through business combination					25,111
Ending balance	741,573		741,573	513,854	486,531
Accumulated depreciation and impairment loss
Opening Balance		159,842	159,842	50,845
Charge for the year			140,703	108,997	50,845
Derecognised on ‘Disposals			(188,868)
Ending balance	111,677		111,677	159,842	50,845
Net block	629,895		629,895		435,686
Rights of use of assets - office premises [Member] | Previously Reported [Member]
Accumulated depreciation and impairment loss
Net block				354,012
Building [Member]
Gross carrying value
Opening Balance	32,006	32,006	32,006	32,006
Additions
Disposals
Adjustments
Acquisition through business combination					32,006
Ending balance	32,006	32,006	32,006	32,006	32,006
Accumulated depreciation and impairment loss
Opening Balance	1,134	912	912	462
Charge for the year			439	450	462
Derecognised on ‘Disposals
Ending balance	1,351	1,134	1,351	912	462
Net block	30,655	30,872	30,655	31,094	31,544	30,441
Building [Member] | Previously Reported [Member]
Accumulated depreciation and impairment loss
Net block				31,094
Plant and equipment [Member]
Gross carrying value
Opening Balance	12,215,810	11,411,639	11,411,639	9,676,353
Additions			3,014,255	1,735,286	2,326,888
Disposals
Adjustments
Acquisition through business combination					7,349,465
Ending balance	14,425,894	12,215,810	14,425,894	11,411,639	9,676,353
Accumulated depreciation and impairment loss
Opening Balance	1,946,333	1,403,452	1,403,452	616,304
Charge for the year			1,062,779	787,148	616,304
Derecognised on ‘Disposals
Ending balance	2,466,231	1,946,333	2,466,231	1,403,452	616,304
Net block	11,959,664	10,269,477	11,959,664	10,008,187	9,060,049	11,457,604
Plant and equipment [Member] | Previously Reported [Member]
Accumulated depreciation and impairment loss
Net block				10,008,187
Furniture and fittings [Member]
Gross carrying value
Opening Balance	15,886	16,581	16,581	11,802
Additions			4,463	4,779	11,802
Disposals
Adjustments
Acquisition through business combination
Ending balance	21,044	15,886	21,044	16,581	11,802
Accumulated depreciation and impairment loss
Opening Balance	2,597	1,908	1,908	421
Charge for the year			1,516	1,487	421
Derecognised on ‘Disposals
Ending balance	3,424	2,597	3,424	1,908	421
Net block	17,620	13,289	17,620	14,673	11,381	900,604
Furniture and fittings [Member] | Previously Reported [Member]
Accumulated depreciation and impairment loss
Net block				14,673
Vehicles [Member]
Gross carrying value
Opening Balance	43,086	41,996	41,996	41,996
Additions			133,475		24,396
Disposals
Adjustments
Acquisition through business combination					17,600
Ending balance	175,471	43,086	175,471	41,996	41,996
Accumulated depreciation and impairment loss
Opening Balance	15,080	12,474	12,474	7,307
Charge for the year			10,519	5,167	7,307
Derecognised on ‘Disposals
Ending balance	22,993	15,080	22,993	12,474	7,307
Net block	152,478	28,006	152,478	29,522	34,689	148,600
Vehicles [Member] | Previously Reported [Member]
Accumulated depreciation and impairment loss
Net block				29,522
Office equipment [Member]
Gross carrying value
Opening Balance	61,608	796	796	796
Additions			106,807		796
Disposals
Adjustments
Acquisition through business combination
Ending balance	107,603	61,608	107,603	796	796
Accumulated depreciation and impairment loss
Opening Balance	297	219	219	61
Charge for the year			10,559	158	61
Derecognised on ‘Disposals
Ending balance	10,778	297	10,778	219	61
Net block	96,825	61,311	96,825	577	735	86,378
Office equipment [Member] | Previously Reported [Member]
Accumulated depreciation and impairment loss
Net block				577
Computer equipment [Member]
Gross carrying value
Opening Balance	31,475	31,398	31,398	31,056
Additions			2,715	342	26,856
Disposals
Adjustments
Acquisition through business combination					4,200
Ending balance	34,113	31,475	34,113	31,398	31,056
Accumulated depreciation and impairment loss
Opening Balance	15,798	11,877	11,877	4,613
Charge for the year			7,679	7,264	4,613
Derecognised on ‘Disposals
Ending balance	19,556	15,798	19,556	11,877	4,613
Net block	14,557	15,677	14,557	19,522	26,443	$ 15,419
Computer equipment [Member] | Previously Reported [Member]
Accumulated depreciation and impairment loss
Net block				19,521
Capital work in progress [Member]
Gross carrying value
Opening Balance		878,103	878,103	794,271
Additions
Disposals
Adjustments			(553,018)	83,832
Acquisition through business combination					794,271
Ending balance	325,085		325,085	878,103	794,271
Accumulated depreciation and impairment loss
Opening Balance
Charge for the year
Derecognised on ‘Disposals
Ending balance
Net block	$ 325,085		$ 325,085		$ 794,271
Capital work in progress [Member] | Previously Reported [Member]
Accumulated depreciation and impairment loss
Net block				$ 878,103